Acquisitions and Disposals	3 Months Ended
Mar. 31, 2014
Business Combinations [Abstract]
Acquisitions and Disposals
Acquisitions and Disposals

On January 16, 2014, the Company through its wholly-owned subsidiary, National General Holdings Luxembourg, acquired a 100% equity interest of a Luxembourg reinsurer, Anticemex Reinsurance S.A., for approximately $62,973. The entity was renamed National General Beta Re (“Beta”). Beta is a reinsurer incorporated in Luxembourg that allows the Company to obtain the benefits of its capital and utilization of its existing and future loss reserves through a series of reinsurance agreements with one of the Company’s subsidiaries.
The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

January 2014
Assets
Cash and invested assets	$6,393
Prepaid assets	1
Loan receivable	62,973
Intangible assets	132
Total Assets	69,499
Liabilities
Accounts payable and accrued expenses	20
Deferred tax liability	19,123
Total Liabilities	19,143
Net assets purchased	50,356
Purchase price	62,973
Goodwill recorded	$12,617

The goodwill and intangible assets related to the Beta acquisition were assigned to the Accident and Health segment.

In December 2013, the Company acquired all of the issued and outstanding stock of Ikano Re S.A for $35,741. The entity was renamed National General Alpha Re (“Alpha”). Alpha is a reinsurer incorporated in Luxembourg that allows the Company to obtain the benefits of its capital and utilization of its existing and future loss reserves through a series of reinsurance agreements with one of the Company’s subsidiaries.

The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

December 2013
Assets
Cash and invested assets	$39,542
Prepaid assets	196
Intangible assets	132
Total Assets	39,870
Liabilities
Accounts payable and accrued expenses	57
Deferred tax liability	10,241
Total Liabilities	10,298
Net assets purchased	29,572
Purchase price	35,741
Goodwill recorded	$6,169

The goodwill and intangible assets related to the Alpha acquisition were assigned to the Property and Casualty segment.
On April 15, 2013, the Company acquired Euro Accident Health & Care Insurance Aktiebolag (“EHC”) for an initial purchase price of approximately $23,640 in cash and $19,200 in deferred purchase obligations. The transaction includes a deferred purchase price arrangement whereby, once EBITDA (including EBITDA of a Company affiliate which will underwrite products sold by EHC) which when combined with EHC’s equity at closing exceeds the initial purchase price, the Company shall pay the seller an amount corresponding to fifty percent of EHC’s EBITDA (including EBITDA of a Company affiliate which will underwrite products sold by EHC) for each of the fiscal years 2015, 2016, 2017 and 2018. The Company estimates the total purchase price, including the fair value of the deferred arrangement, will be approximately $42,840. EHC is a limited liability company incorporated and registered under the laws of Sweden and primarily administers accident and health business in that region.
The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

April 2013
Assets
Cash and invested assets	$873
Receivables	10,786
Intangible assets	20,100
Premises and equipment	1,731
Prepaid and other assets	146
Total Assets	33,636
Liabilities
Accounts payable and accrued expenses	10,706
Deferred tax liability	5,720
Total liabilities	16,426
Net assets purchased	17,210
Purchase price	42,840
Goodwill recorded	$25,630

The goodwill and intangible assets related to the acquisition of EHC are assigned to the Accident and Health segment.